RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 4:	RELATED PARTY TRANSACTIONS

Due from related parties

The Company has earned income from and made advances to related parties.  The amounts owed to the Company at September 30, 2011 and December 31, 2010 is as follows:

	2011	2010

Chanticleer Investors, LLC	$-	$6,035
Chanticleer Investors II, LLC	-	46,547
Chanticleer Dividend Fund, Inc.	74,281	30,937
Hoot SA II LLC	825	-
Other	-	750
	$75,106	$84,269

Due to related parties

The Company has received non-interest bearing loans and advances from related parties.  The amounts owed by the Company as of September 30, 2011 and December 31, 2010 are as follows:

	2011	2010

Avenel Financial Group, a company owned by Mr. Pruitt	13,849	46,349
Chanticleer Investors, LLC	4,045	-
Hoot SA I, LLC	15,409	-
Hoot SA III, LLC	-	70,000
Chanticleer Foundation	10,750	-
	$44,053	$116,349

$25,000 of the amount due Avenel Financial Group was exchanged for a convertible note payable effective January 1, 2011 and converted to common stock on March 30, 2011.

Management income from affiliates

The Company had management income from its affiliates in the nine months ended September 30, 2011 and 2010, as follows:

	2011	2010

Chanticleer Investors, LLC	$-	$19,875
Chanticleer Investors II, LLC	-	11,171
North American Energy Resources, Inc.	1,750	6,125
Efftec International, Inc.	-	22,500
	$1,750	$59,671

Chanticleer Investors LLC

See Note 2.

Chanticleer Investors II LLC

The Company manages Investors II and earns management income based on a share of any increase in investment value on an annual basis.  At June 30, 2011, the Company had recorded revenue in the amount of $30,726 for management fees based on investment results for the six months ended June 30, 2011.  During the quarter ended September 30, 2011, the market experienced a significant decline and the losses in the fund exceeded the profits accrued at June 30, 2011.  Accordingly, the Company reversed the $30,726 in previously accrued revenue at September 30, 2011, resulting in negative revenue during the three months ended September 30, 2011 and no revenue for the nine months ended September 30, 211.  The 2010 amount was the amount earned in 2009 but not recorded until received in 2010.  See Note 2.

Chanticleer Dividend Fund, Inc. ("CDF")

On November 10, 2010 the Company formed CDF under the general corporation laws of the State of Maryland.  CDF filed a registration statement under Form N-2 to register as a non-diversified, closed-end investment company in January 2011.  The Company, through Advisors, will have a role in management of CDF when its registration statement becomes effective.

North American Energy Resources, Inc. ("NAEY")

The Company's CEO became CEO and a director of NAEY during 2010 and the Company received 150,000 common shares for management services.  The shares were valued at $10,500, based on the trading price of NAEY at the time.  The Company's CEO resigned as CEO of NAEY in December 2010 and remains a director.  See Note 2.

Chanticleer Foundation

A non-profit organization formed for charitable purposes.

11.	RELATED PARTY TRANSACTIONS

Due to related parties

The Company has received non-interest bearing loans and advances from related parties.  The amounts owed by the Company as of December 31, 2010 and 2009 are as follows:

	2010	2009

Tyler Industrial Group, a company partially owned by Mr. Pruitt	$-	$58,590
Chanticleer Investors, LLC	-	6,000
Hoot SA III, LLC	70,000	-
Avenel Financial Group, a company owned by Mr. Pruitt	46,349	33,000
Personal friend of Mr. Pruitt	-	12,000
	$116,349	$109,590

The Company issued 33,594 shares of its common stock in exchange for the amount due to Tyler Industrial Group during 2010.

Due from related parties

The Company has earned income from and made advances to related parties.  The amounts owed to the Company at December 31, 2010 and 2009 is as follows:

	2010	2009

Green St. Energy, Inc.	$-	$24,907
Chanticleer Investors, LLC	6,035	7,149
Chanticleer Investors II, LLC *	46,547	-
Chanticleer Dividend Fund, Inc.	30,937	-
Other	750	750
	$84,269	$32,806

*Collected March 15, 2011.

Management income from affiliates

The Company had management income from its affiliates in 2010 and 2009, as follows:

	2010	2009

Chanticleer Investors, LLC	$26,500	$63,250
Chanticleer Investors II LLC	57,718	561
Green St. Energy, Inc.	-	24,000
Efftec International, Inc.	22,500	-
North American Energy Resources, Inc.	8,750	-
Syzygy Entertainment, Ltd.	-	11,000
	$115,468	$98,811

Chanticleer Investors LLC

On April 18, 2006, the Company formed Investors LLC and sold units for $5,000,000.  Investors LLC’s principal asset is a convertible note in the amount of $5,000,000 with Hooters of America, Inc. (“Hooters”), collateralized by and convertible into 2% of Hooters common stock.  The original note included interest at 6% and was due May 24, 2009.  The note was extended until November 24, 2010 and includes an increase in interest rate to 8%.

The Company owned $1,150,000 (23%) of Investors LLC at December 31, 2008 and until May 29, 2009 when it sold 1/2 of its share for $575,000.  Under the original arrangement, the Company received 2% of the 6% interest as a management fee ($25,000 quarterly) and 4% interest on its investment ($11,500 quarterly).  Under the extended note and revised operating agreement, the Company receives a management fee of $6,625 quarterly and interest income of $11,500 quarterly.  The Company sold $75,000 of its investment in December 2010, leaving it with a balance of $500,000 at December 31, 2010.

The Company received management income of $26,500 and $63,250 in 2010 and 2009, respectively, for its management services, which is included in management income from affiliates.  The Company recorded earnings from its equity investment of $23,000 in 2009.  After the Company sold 1/2 of its investment in May 2009, the Company's earnings of $46,000 and $23,000 was included in interest income in 2010 and 2009, respectively.

Chanticleer Investors II LLC

The Company manages Investors II and earned management income of $57,718 ($46,547 was collected March 15, 2011 and $11,171 was collected in 2010) and $561 in 2010 and 2009, respectively.

Chanticleer Dividend Fund, Inc. ("CDF")

On November 10, 2010 the Company formed CDF under the general corporation laws of the State of Maryland.  CDF filed a registration statement under Form N-2 to register as a non-diversified, closed-end investment company in January 2011.  The Company, through Advisors, will have a role in management of CDF when its registration statement becomes effective.

Green St. Energy, Inc. ("Green St.")

Mr. Pruitt was a director of Green St. and during 2009, the Company billed Green St. $24,000 for management services and advanced $907 for Green St. expenses.  This amount was included in bad debt expense at December 31, 2010.

Efftec International, Inc. ("Efftec")

The Company's CEO became CEO and the sole director of Efftec during 2010 and the Company received 150,000 common shares and an option to acquire 150,000 shares for management services.  The shares and option were valued at $22,500, based on the trading price of Efftec at the time.

North American Energy Resources, Inc. ("NAEY")

The Company's CEO became CEO and a director of NAEY during 2010 and the Company received 150,000 common shares for management services.  The shares were valued at $10,500, based on the trading price of NAEY at the time.  The Company's CEO resigned as CEO of NAEY in December 2010 and remains a director.

Syzygy Entertainment, Ltd. ("Syzygy")

Mr. Pruitt was a director of Syzygy until his resignation on June 1, 2009.  Revenue in 2009 included $11,000 in cash management fees from Syzygy.  During 2007, Mr. Pruitt contributed 300,000 shares of Syzygy Entertainment, Ltd. to the Company, which was valued by the investment committee at $600,000 on the dates contributed.  Mr. Pruitt did not receive additional compensation as a result of the transfers.  The Company owns 642,814 shares of Syzygy which have been fully impaired at December 31, 2010.

Other

The Company acquired trading securities from a related party for $26,334 and $31,500 which were sold for $32,917 and $40,197 in 2010 and 2009, respectively.